Other Financial Assets at Fair Value Through Profit or Loss (Details Narrative)	12 Months Ended
Jun. 30, 2025
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Ownership percentage of subsidiary	3.20%